SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - calculation of basic and diluted net earnings (loss) per common share (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Basic and diluted net earnings (loss) per common share
Antidilutive securities excluded from the computation of diluted loss per share				24,666,667
Unrealized gain on investments held in Trust Account	$ 5,002		$ 98,582	$ 135,027
Net loss	3,252,607	$ (2,418,806)	$ (10,850,513)	833,801
Class A Common Stock
Basic and diluted net earnings (loss) per common share
Antidilutive securities excluded from the computation of diluted loss per share			24,666,667
Common Class A subject to possible redemption
Basic and diluted net earnings (loss) per common share
Unrealized gain on investments held in Trust Account	$ 5,002		$ 88,498	$ 135,027
Less: Unrealized gain available to be withdrawn for payment of taxes			(62,790)
Non-redeemable net loss			$ 25,708
Basic and diluted weighted average shares outstanding	50,000,000		44,885,287	50,000,000
Net loss per share, basic and diluted	$ 0.00		$ 0.00	$ 0.00
Non-Redeemable Common Class A and B
Basic and diluted net earnings (loss) per common share
Net loss			$ (10,850,513)
Non-redeemable net loss			25,708
Non-redeemable net loss			$ (10,876,221)
Basic and diluted weighted average shares outstanding			17,614,713
Net loss per share, basic and diluted			$ (0.62)